Total
MainStay MacKay Short Term Municipal Fund
MainStay MacKay Short Term Municipal Fund

MAINSTAY FUNDS TRUST

MainStay MacKay Short Term Municipal Fund

(the “Fund”)

Supplement dated May 2, 2022 (“Supplement”) to the

Summary Prospectus and Prospectus, each dated August 28, 2021, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

Effective immediately, Class R6 shares for the Fund are available for purchase. As a result, the following changes are made to the Prospectus:

1.	The front cover of the Prospectus is revised to include the Fund’s Class R6 ticker symbol: MSTEX

2.	The table and footnotes in the section entitled “Fees and Expenses of the Fund” and the table in the section entitled “Example” are deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MainStay MacKay Short Term Municipal Fund	Class A		Class A2		Investor Class		Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%		2.00%		0.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	none	[1]	none	none
[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 0.50% may be imposed on certain redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MainStay MacKay Short Term Municipal Fund		Class A	Class A2	Investor Class	Class I	Class R6
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.34%	0.34%	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	0.25%	none	none
Other Expenses		0.06%	0.06%	0.66%	0.06%	0.03%	[2]
Total Annual Fund Operating Expenses	[3]	0.65%	0.65%	1.25%	0.40%	0.37%
Waivers / Reimbursements	[3]	none	none	(0.27%)	none	none
Total Annual Fund Operating Expenses After Waivers / Reimbursements		0.65%	0.65%	0.98%	0.40%	0.37%
[1]	The management fee is as follows: 0.35% on assets up to $1 billion; 0.33% on assets from $1 billion up to $5 billion; and 0.32% on assets over $5 billion.
[2]	Based on estimated amounts for the current fiscal year.
[3]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to limit the transfer agency expenses charged to each of the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursements or small account fees. This agreement will remain in effect until August 31, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Expense Example - MainStay MacKay Short Term Municipal Fund - USD ($)	Class A	Class A2	Investor Class	Class I	Class R6
1 Year	$ 166	$ 265	$ 149	$ 41	$ 38
3 Years	306	404	418	128	119
5 Years	459	555	707	224	208
10 Years	$ 902	$ 994	$ 1,530	$ 505	$ 468

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE